Supplementary Financial Statement Information (Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 593	$ 2,929
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	342	1,917
U.S.A. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	126	629
Europe and other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 125	$ 383